Revenue and government financing for research expenditures - Disclosure of Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research Tax Credit	€ 6,186	€ 7,463	€ 9,729
Grant and other tax credit	19	25	0
Government financing for research expenditures	€ 6,205	€ 7,488	€ 9,729